UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3596

Seligman Communications and Information Fund, Inc.
(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Seligman Communications and Information Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2009

	Shares or Principal Amount		Value

Common Stocks 93.0%
Application Software 4.8%
Adobe Systems	590,000	shs.	12,620,100
Aspen Technology	1,033,500		7,224,165
Lawson Software*	324,908		1,380,859
Mentor Graphics*Ø	7,603,600		33,759,984
Microsoft	841,300		15,454,681
Parametric Technology*	4,488,000		44,790,240

			115,230,029

Communications Equipment 10.3%
Cisco Systems*	5,889,100		98,760,207
NICE Systems (ADR)*	184,300		4,581,698
Nortel Networks*	819		184
QUALCOMM	2,453,200		95,454,012
Riverbed Technology*Ø	3,499,687		45,775,906

			244,572,007

Computer Hardware 6.4%
Apple*	1,052,600		110,649,312
Hewlett-Packard	1,304,900		41,835,094

			152,484,406

Computer Storage and Peripherals 10.0%
Electronics for Imaging*Ø	4,792,700		46,968,460
EMC*	6,060,200		69,086,280
NetApp*	8,224,300		122,048,612

			238,103,352

Data Processing and Outsourced Services 0.6%
Fiserv*	411,400		14,999,644

Electronic Manufacturing Services 0.4%
Jabil Circuit	1,602,200		8,908,232

Health Care Distributors 2.8%
AmerisourceBergen	838,300		27,378,878
Cardinal Health	638,800		20,109,424
McKesson	560,600		19,643,424

			67,131,726

Health Care Equipment 3.7%
Baxter International	522,200		26,747,084
Kinetic Concepts*	1,157,300		24,442,176
Medtronic	983,000		28,969,010
Stryker	260,600		8,870,824

			89,029,094

Health Care Services 1.2%
Laboratory Corporation of America Holdings*	508,500		29,742,165

Home Entertainment Software 1.2%
Activision Blizzard*	2,719,700		28,448,062

Internet Software and Services 16.5%
GigaMedia*	591,000		3,262,320
McAfee*	4,828,700		161,761,450
Open Text*	2,426,800		83,578,992
SonicWALL*	2,278,000		10,159,880
Symantec*	8,997,600		134,424,144

			393,186,786

IT Consulting and Other Services 5.9%
Amdocs*	7,622,100		141,161,292

Life Sciences Tools and Services 1.3%
Charles River Laboratories International*	308,300		8,388,843
Life Technologies*	484,565		15,738,671
PerkinElmer	501,600		6,405,432

			30,532,946

Semiconductors 5.4%
Marvell Technology Group*	12,313,200		112,788,912
Maxim Integrated Products	860,300		11,364,563
Taiwan Semiconductor Manufacturing	2,334,000		3,537,615

			127,691,090

Systems Software 11.3%
BMC Software*	2,524,400		83,305,200
Check Point Software Technologies*	7,489,000		166,330,690
Citrix Systems*	109,400		2,476,816
Oracle*	730,200		13,194,714
Red Hat*	235,700		4,204,888

			269,512,308

Technical Software 10.9%
Cadence Design Systems*	5,247,900		22,041,180
Magma Design Automation*	1,639,100		1,229,325
Synopsys*Ø	11,347,400		235,231,602

			258,502,107

Technology Distributors 0.3%
Avnet*	399,302		6,991,778

Total Common Stocks			2,216,227,024

Convertible Bonds 0.3%
Health Care Equipment 0.3%
Kinetic Concepts, 3.25%, 4/15/15**	$9,027,000		6,059,374

Venture Capital Investments† 0.2%
Data Processing and Outsourced Services 0.1%
Silver Peak Systems Series D	2,620,545	shs.	2,122,641

Life Sciences Tools and Services 0.1%
Miasole Series E	805,620		1,611,240

Other Venture Capital Investments 0.0%			—

Total Venture Capital Investments			3,733,881

Money Market Fund 1.8%
SSgA U.S. Treasury Money Market Fund	43,528,684		43,528,684

Total Investments 95.3%			2,269,548,963
Other Assets Less Liabilities 4.7%			112,731,993

Net Assets 100.0%			$2,382,280,956

* Non-income producing security.

** The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

Ø Affiliated Issuers — Fund’s holdings representing 5% or more of the outstanding voting securities (See Note 5).

† Restricted and non-income producing securities (See Note 6).

ADR — American Depositary Receipts.

As of March 31, 2009, the cost of investments for federal income tax purposes was $3,085,210,193. The tax basis gross appreciation and depreciation of portfolio securities were $19,811,096 and $835,472,326, respectively. Net depreciation was $815,661,230.

Notes to Schedule of Investments (unaudited)

1. Organization – Seligman Communications and Information Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940” Act”), as an open-end diversified management investment company.

2. Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by RiverSource Investments, LLC (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair market value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price that may be materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Investments in foreign securities (including ADRs) are subject to certain risks, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

3. Fair Value Measurements - Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of March 31, 2009 based on the level of inputs used:

Valuation Inputs	Value

Level 1 - Quoted Prices in Active Markets for Identical Investments	$2,259,755,708
Level 2 - Other Significant Observable Inputs	6,059,374
Level 3 - Significant Unobservable Inputs	3,733,881

Total	$2,269,548,963

As required by SFAS 157, the following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used to determine the fair value of investments classified as Level 3 at either the beginning or end of the period:

Balance as of December 31, 2008	$12,122,633
Net change in unrealized depreciation	(8,388,752)

Balance as of March 31, 2009	$3,733,881

Net change in unrealized depreciation from investments still held as of March 31, 2009	($8,388,752)

4. Risk — The products of technology companies may be subject to severe and rapid obolescense and technology stocks may be subject to greater price fluctuations, government regualtion, and limited liquidity as compared to other investments. In addition, investing in one economic sector, such as technology, may result in greater price fluctuations than owning a portfolio of diversified investments. The stocks of smaller companies may be subject to above-average market price fluctuations.

5. Affiliated Issuers — As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the three months ended March 31, 2009, is as follows:

	Purchases at Cost	Sales Proceeds	Value

Affiliate			3/31/2009	12/31/2008

Advanced Medical Optics	$1,310,483	$69,800,878	$—	$20,287,412
Electronics for Imaging	1,011,454	—	46,968,460	44,742,712
Mentor Graphics	—	—	33,759,984	39,310,612
Riverbed Technology (1)	24,093,599	12,183,386	45,775,906	23,905,332
Synopsys	—	18,387,295	235,231,602	227,081,128

Total	$26,415,536	$100,371,559	$361,735,952	$355,327,196

(1) As of December 31, 2008, the Fund’s holding was less than 5% of the outstanding voting shares.

There was no dividend income earned from these investments for the three months ended March 31, 2009.

6. Restricted Securities — At March 31, 2009, the Fund owned investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has agreed to further restrictions on the disposition of its shares as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at March 31, 2009, are as follows:

Venture Capital Investments:	Acquisition Dates	Shares or Principal Amount		Cost	Value

Convertible Preferred Stocks:
FlashPoint Technology Series E	9/10/99	246,914	shs.	$1,000,844	$—
Geographic Network Affiliates International Series A	12/29/99	20,000		2,002,218	—
Geographic Network Affiliates International Series B	12/5/01	100,000		—	—
Miasole Series E	7/10/08	805,620		9,999,993	1,611,240
NeoPlanet Series C	2/18/00	425,412		2,000,001	—
Silver Peak Systems Series D	1/14/08	2,620,545		10,041,774	2,122,641
Techies.com Series C	1/27/00	235,294		1,999,999	—

Total Convertible Preferred Stocks				27,044,829	3,733,881

Common Stocks:
Entegrity Solutions	2/16/00 to 4/25/02	18,802		1,011,147	—
Workstream	3/23/00	2,601		322,766	—

Total Common Stocks				1,333,913	—

Convertible Promissory Notes:
Geographic Network Affiliates International 9%, payable on demand	12/5/01 to 3/12/02	$320,000		320,173	—
Techies.com 9%, payable on demand	6/7/00	244,296		244,296	—

Total Convertible Promissory Notes				564,469	—

Total Venture Capital Investments				$28,943,211	$3,733,881

ITEM 2.		CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.		EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	May 26, 2009

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.